Organization - Schedule of Operations of VIEs (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 729,946,348	¥ 4,749,249,922	¥ 1,442,846,339	¥ 235,007,431
Net (loss)/ income	$ 341,528,426	¥ 2,222,086,399	¥ 650,872,408	¥ (233,163,744)